Summary of Significant Accounting Policies: Subsequent Events, Policy (Policies)	12 Months Ended
Dec. 31, 2019
Policies
Subsequent Events, Policy	Subsequent Events: The Company evaluated subsequent events, which are events or transactions that occurred after December 31, 2019 through the issuance of the accompanying financial statements.